Convertible Preferred Stock, Redeemable Common Stock and Common Stock - Narrative (Details)		1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2020 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares	Oct. 31, 2021 shares	Jun. 30, 2021	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)		5,500,000	480,415							5,500,000
Stock split ratio				0.1667
Fair value of warrants issued in conjunction with the Series A preferred stock | $					$ 100,000
IPO
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (in shares)			5,750,000
Private Placement
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (in shares)		5,000,000
Junior Convertible Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Converted amount | $	$ 6,300,000						$ 11,700,000
Convertible Bridge Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Converted amount | $						$ 600,000
Senior Convertible Notes, April 2020 | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Converted amount | $					$ 6,100,000
Issued to placement agents
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)			250,000			33,129		24,134			33,129
Warrants, term from date of issuance			5 years
Warrant exercise price (in dollars per share) | $ / shares		$ 6.25				$ 7.168		$ 7.168		$ 6.25	$ 7.168
Fair value of warrants issued in conjunction with the Series A preferred stock | $										$ 43,797
Issued to Series A Stockholders
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)						19,544		184,597			19,544
Warrant exercise price (in dollars per share) | $ / shares						$ 7.168		$ 7.168			$ 7.168
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)								738,445		738,445	132,537
Temporary equity, price per share (in dollars per share) | $ / shares						$ 7.168		$ 7.168			$ 7.168
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement | $								$ 5,000,000	$ 5,000,000	$ 4,982,835	$ 950,000
Series A Preferred Stock | Convertible Bridge Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Shares issued as a result of converted debt (in shares)						78,178
Series A Preferred Stock | Senior Convertible Notes, April 2020 | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Shares issued as a result of converted debt (in shares)					844,824
Debt conversion, price per share (in dollars per share) | $ / shares					$ 7.168
Series Seed Preferred Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)							8,771				8,771
Temporary equity, price per share (in dollars per share) | $ / shares	$ 5.70						$ 5.70
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement | $							$ 50,000				$ 50,000
Series Seed Preferred Stock | Junior Convertible Notes | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Shares issued as a result of converted debt (in shares)							2,615,553
Series Seed Preferred Stock | Junior Convertible Notes | Convertible Notes Payable | Minimum
Class of Warrant or Right [Line Items]
Debt conversion, price per share (in dollars per share) | $ / shares	4.28						$ 4.28
Series Seed Preferred Stock | Junior Convertible Notes | Convertible Notes Payable | Maximum
Class of Warrant or Right [Line Items]
Debt conversion, price per share (in dollars per share) | $ / shares	$ 4.56						$ 4.56